INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Schedule of Investments in Sales-Type and Direct Financing Leases and Leaseback Assets) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Investments in sales-type and direct financing leases	$ 55,739	$ 66,504
Investments in leaseback assets	0	52,519
Total	$ 55,739	$ 119,023